November 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Institutional Investments Trust Post-Effective Amendment No. 99 (File No. 033-58041) and Amendment No. 100 (File No. 811-07257) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 99 and, under the Investment Company Act of 1940, as amended, Amendment No. 100 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act because the Trust is introducing a new series to the Trust.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Colleen Albert